UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Conneely         New York, NY               May 13, 2005

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:         79
                                              -----

Form 13F Information Table Value Total:  $1,792,502
                                       ------------
                                        (thousands)


List of Other Included Managers:

Form 13F File Number            Name


     28- xxxx                 Elm Ridge Capital Partners, L.P.
     28- xxxx                 Elm Ridge Value Advisors, LLC
     28- xxxx                 Elm Ridge Value Partners Offshore Fund, Inc.
    --------------------------------------------------------------------


                                                        FORM 13F INFORMATION TABLE




Name of Issuer                Title of                 Market       Share/Prn   Share/ Put/ Investment  Other   Voting Authority
                              Class         Cusip      Value (USD)  Amount      Prn    Call Discretion  Mgrs  Sole   Shared  None

ACCREDITED HOME LENDERS HLDG      COM       00437P107    8,332,900     230,000         CALL Shared      1,2,3        230,000
ADVANCE AUTO PARTS INC.           COM       00751Y106   25,225,000     500,000         PUT  Shared      1,2,3        500,000
ALLTEL CORP                       COM       020039103   33,173,000     604,800  SH          Shared      1,2,3        604,800
ALPHARMA INC                      CL A      020813101   23,174,000   1,881,000  SH          Shared      1,2,3      1,881,000
AMAZON COM INC                    COM       023135106    3,427,000     100,000         PUT  Shared      1,2,3        100,000
AMERICAN INTL GROUP               COM       026874107   22,164,000     400,000         CALL Shared      1,2,3        400,000
AMERICAN ITALIAN PASTA CO.        CL A      027070101    4,795,000     175,000         PUT  Shared      1,2,3        175,000
AMSURG CORP                       COM       03232P405    2,530,000     100,000         PUT  Shared      1,2,3        100,000
ASHLAND INC                       COM       044204105   40,482,000     600,000         CALL Shared      1,2,3        600,000
ASHLAND INC                       COM       044204105   20,241,000     300,000  SH          Shared      1,2,3        300,000
BRUNSWICK CORP                    COM       117043109   31,928,000     681,500  SH          Shared      1,2,3        681,500
CSX CORP                          CALL      126408103   16,243,500     390,000         CALL Shared      1,2,3        390,000
CSX CORP                          COM       126408103   23,262,000     558,500  SH          Shared      1,2,3        558,500
CABOT MICRELECTRONICS CORP        COM       12709P103    4,707,000     150,000         PUT  Shared      1,2,3        150,000
CERNER CORP                       COM       156782104    3,151,000      60,000  SH          Shared      1,2,3         60,000
CLEVELAND CLIFFS INC              COM       185896107   41,638,000     571,400  SH          Shared      1,2,3        571,400
CONOCPHILLIPS                     COM       20825C104   16,176,000     150,000         CALL Shared      1,2,3        150,000
CONSECO, INC.                     COM       208464883   32,251,000   1,579,400  SH          Shared      1,2,3      1,579,400
DEVON ENERGY CORP                 COM       25179M103   16,712,500     350,000         CALL Shared      1,2,3        350,000
DEVON ENERGY CORP                 COM       25179M103   29,203,000     611,572  SH          Shared      1,2,3        611,572
DOLLAR THRIFTY AUTOMOTIVE GP      COM       256743105   47,797,000   1,458,100  SH          Shared      1,2,3      1,458,100
DOW CHEM CO                       COM       260543103   29,910,000     600,000         CALL Shared      1,2,3        600,000
EASTMAN KODAK CO                  COM       277461109   13,020,000     400,000         PUT  Shared      1,2,3        400,000
ENTERASYS NETWORKS INC            COM       293637104   28,176,000  20,125,500  SH          Shared      1,2,3     20,125,500
EQUIFAX INC                       COM       294429105   15,345,000     500,000         PUT  Shared      1,2,3        500,000
ERICSSON LM TEL CO            ADR B SEK 10  294821608    9,870,000     350,000         PUT  Shared      1,2,3        350,000
FOUR SEASONS HOTEL INC         LTD VTG SH   35100E104    7,777,000     110,000         PUT  Shared      1,2,3        110,000
FREDS INC                         CL A      356108100    1,717,000     100,000         PUT  Shared      1,2,3        100,000
GENWORTH FINL INC               COM CL A    37247D106   15,824,000     575,000  SH          Shared      1,2,3        575,000
GOODRICH CORP                     COM       382388106   20,217,000     528,000  SH          Shared      1,2,3        528,000
HANDLEMAN CO DEL                  COM       410252100   30,592,000   1,613,500  SH          Shared      1,2,3      1,613,500
HARLEY DAVIDSON INC               COM       412822108   23,104,000     400,000         PUT  Shared      1,2,3        400,000
HEALTH NET INC                    COM       42222G108   38,261,000   1,169,700  SH          Shared      1,2,3      1,169,700
HUNTSMAN CORP                     COM       447011107   38,434,000   1,648,100  SH          Shared      1,2,3      1,648,100
ICU MEDICAL INC                   COM       44930G107    7,810,000     220,000  SH          Shared      1,2,3        220,000
JETBLUE AWYS CORP                 COM       477143101      952,000      50,000  SH          Shared      1,2,3         50,000
KB HOME                           COM       48666K109   11,746,000     100,000         PUT  Shared      1,2,3        100,000
KELLWOOD CO                       COM       488044108   47,676,000   1,656,000  SH          Shared      1,2,3      1,656,000
KOHLS CORP                        COM       500255104    5,163,000     100,000         PUT  Shared      1,2,3        100,000
LAFARGE NORTH AMERICA INC         COM       505862102    5,845,000     100,000         CALL Shared      1,2,3        100,000
LAFARGE NORTH AMERICA INC         COM       505862102   24,952,000     426,900  SH          Shared      1,2,3        426,900
LAWSON SOFTWARE INC               COM       520780107   21,558,000   3,653,900  SH          Shared      1,2,3      3,653,900
LYONDELL CHEMICAL CO              CALL      552078107   44,672,000   1,600,000         CALL Shared      1,2,3      1,600,000
MBIA INC                          COM       55262C100    5,228,000     100,000         PUT  Shared      1,2,3        100,000
MARRIOTT INTL INC                 CL A      571903202   29,418,400     440,000         PUT  Shared      1,2,3        440,000
MASSEY ENERGY CORP                COM       576206106   32,969,000     823,400  SH          Shared      1,2,3        823,400
MOBILE MINI INC                   COM       60740F105    5,168,000     127,900  SH          Shared      1,2,3        127,900
NCI BUILDING SYS INC              COM       628852105   11,684,000     302,700  SH          Shared      1,2,3        302,700
NCR CORP NEW                      COM       62886E108    2,024,400      60,000         PUT  Shared      1,2,3         60,000
NRG ENERGY INC                    COM       629377508   42,459,000   1,243,300  SH          Shared      1,2,3      1,243,300
OCEANEERING INTL INC              COM       675232102   43,391,000   1,157,100  SH          Shared      1,2,3      1,157,100
OFFICEMAX INC DEL                 COM       67622P101   35,889,000   1,071,300  SH          Shared      1,2,3      1,071,300
PHH CORP                          COM       693320202   27,788,000   1,270,600  SH          Shared      1,2,3      1,270,600
PAR PHARMACEUTICAL COS INC        COM       69888P106   24,759,000     740,400  SH          Shared      1,2,3        740,400
PARTNERS TR FINL GRP INC N        COM       70213F102   24,809,000   2,340,508  SH          Shared      1,2,3      2,340,508
PFIZER INC                        COM       717081103   13,135,000     500,000         PUT  Shared      1,2,3        500,000
PFIZER INC                        COM       717081103   49,309,000   1,877,000  SH          Shared      1,2,3      1,877,000
QUALCOMM INC                      COM       747525103   22,747,000     621,000  SH          Shared      1,2,3        621,000
QUANTUM CORP                    COM DSSG    747906204   23,810,000   8,182,300  SH          Shared      1,2,3      8,182,300
RESEARCH IN MOTION LTD            COM       760975102   38,210,000     500,000         PUT  Shared      1,2,3        500,000
SAPPI LTD                       SPON ADR    803069202   39,081,000   3,177,300  SH          Shared      1,2,3      3,177,300
SHUFFLE MASTER INC                COM       825549108    1,737,600      60,000         PUT  Shared      1,2,3         60,000
SIERRA PAC RES NEW                COM       826428104   16,727,000   1,556,000  SH          Shared      1,2,3      1,556,000
SILICON LABORATORIES INC          COM       826919102    2,971,000     100,000         PUT  Shared      1,2,3        100,000
SMURFIT-STONE CONTAINER CORP      COM       832727101    9,282,000     600,000         CALL Shared      1,2,3        600,000
STANDARD PAC CORP NEW             COM       85375C101   10,106,600     140,000         PUT  Shared      1,2,3        140,000
STERICYCLE INC                    COM       858912108    4,420,000     100,000         PUT  Shared      1,2,3        100,000
SYMANTEC CORP                     COM       871503108   32,336,000   1,516,000  SH          Shared      1,2,3      1,516,000
SYSCO CORP                        COM       871829107   14,320,000     400,000         PUT  Shared      1,2,3        400,000
TEMPLE INLAND INC                 COM       879868107    9,939,000     137,000  SH          Shared      1,2,3        137,000
TOLL BROTHERS INC                 COM       889478103   32,013,100     406,000         PUT  Shared      1,2,3        406,000
UAP HLDG CORP                     COM       903441103   27,207,000   1,689,900  SH          Shared      1,2,3      1,689,900
UNITED STATES STL CORP            COM       912909108   50,850,000   1,000,000         CALL Shared      1,2,3      1,000,000
UNITED STATES STL CORP            COM       912909108  108,565,000   2,135,000  SH          Shared      1,2,3      2,135,000
UTSTARCOM INC                     COM       918076100    5,201,000     475,000  SH          Shared      1,2,3        475,000
VESTA INS GROUP INC               COM       925391104    2,245,000     632,300  SH          Shared      1,2,3        632,300
WALTER INDS INC                   COM       93317Q105   45,116,000   1,060,300  SH          Shared      1,2,3      1,060,300
WASHINGTON GROUP INTL INC         COM       938862208   26,229,000     583,000  SH          Shared      1,2,3        583,000
YORK INTL CORP NEW                COM       986670107   32,124,000     819,900  SH          Shared      1,2,3        819,900







03563.0001 #570164